Equity Transactions - Schedule of Fair Value of Options (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Expected stock price volatility	224.00%	142.00%
Risk-free interest rate	1.30%	0.83%
Expected option life (years)	5 years	5 years
Expected annual dividend yield	0.00%	0.00%